UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):
                                 |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nierenberg Investment Management Company, Inc.
Address: 19605 NE 8th Street
         Camas, WA 98607

13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Nierenberg
Title:  President
Phone:  360-604-8600

Signature, Place, and Date of Signing:

DAVID NIERENBERG                Camas, WA,              February 14, 2008
--------------------------     ---------------        -----------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:             -1-

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:   $505,924
                                         (thousands)

List of Other Included Mangers:

1 - Nierenberg Investment Management Offshore, Inc.

Form 13F Information Table

                                                     SHS
                 Title                Value           OR               PUT/     Invest.    Other             Voting Authority
Name of Issuer   of Class   Cusip     (x$1000)      PRN AMT    SH/PRN  CALL     Disc.(1)   Managers      Sole       Shared     None
BROOKS
AUTOMATION
INC               Common   114340102   69,668      5,273,858   SH                defined      1        4,142,140  1,131,718
ELECTRO
SCIENTIFIC
INDS INC          Common   285229100   70,238      3,538,430   SH                defined      1        2,724,016    814,414
MEDCATH
CORPORATION       Common   58404W109   68,156      2,775,089   SH                defined      1        2,316,023    459,066
METALLIC
VENTURES GOLD
INC               Common   591253109   20,632      9,327,861   SH                defined      1        7,215,886  2,111,975
METALLIC
VENTURES
GOLD-WTS          Common   591253109      56         371,700   SH                defined      1          353,980     17,720
MEXICAN
RESTAURANTS
INC               Common   59283R104    6,430      1,192,956   SH                defined      1          922,965    269,991
NATUS MEDICAL
INC               Common   639050103   80,977      4,184,845   SH                defined      1        3,227,217    957,628
RADISYS CORP      Common   750459109   46,293      3,454,675   SH                defined      1        2,785,018    669,657
REDWOOD TRUST
INC               Common   758075402   61,389      1,792,908   SH                defined      1        1,601,119    191,789
SUPERIOR
ENERGY
SERVICES INC      Common   868157108   82,085      2,384,809   SH                defined      1        1,851,968    532,841

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.